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Alliance
Municipal
Trust

- Virginia Portfolio

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                             Alliance Capital [LOGO](R)

Annual Report
June 30, 1999

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

STATEMENT OF NET ASSETS
June 30, 1999                      Alliance Municipal Trust - Virginia Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           MUNICIPAL BONDS -- 92.4%
           VIRGINIA -- 92.4%
           Alexandria IDR
           Res. Rec.: (Alexandria-Arlington)
           AMT VRDN
$   2,000  12/01/16 (b).....................   3.80%               $   2,000,000
           Amelia County IDA
           (Chambers Waste Systems, Inc)
           AMT VRDN
    4,990  7/01/07 (b)......................   3.55                    4,990,000
           Arlington County
           (Ballston Public Parking
           Facility Project)
           Series '84 VRDN
    5,100  8/01/17 (b)......................   3.50                    5,100,000
           Botetourt County IDA
           (Emkay Holdings L.L.C. Project)
           Series '95 AMT VRDN
    5,672  10/01/05 (b).....................   3.70                    5,671,500
           Botetourt County IDA
           (Virginia Forge Co. Project)
           Series '96 AMT VRDN
      900  7/01/11 (b)......................   3.80                      900,000
           Bristol IDA
           (Bristol Health Care Center)
           Series '86 VRDN
    2,025  6/01/10 (b)......................   5.00                    2,025,000
           Campbell County PCR
           (Georgia Pacific Power)
           AMT VRDN
    3,000  12/01/19 (b).....................   3.80                    3,000,000
           Chesapeake GO
           pre-refunded (Public Improvement)
           Series '90
    2,700  7/01/99..........................   3.00                    2,727,000
           Chesapeake IDA
           (LTD Associates)
           VRDN
    1,770  3/01/11 (b)......................   3.60                    1,770,000
           Chesterfield County IDA
           (Philip Morris Co.)
           VRDN
    6,000  4/01/09 (b)......................   3.70                    6,000,000
           Chesterfield County IDR SWDR
           (Allied Signal Inc.)
           Series'99 AMT VRDN
    2,500  7/01/11 (b)......................   3.70                    2,500,000
           Dinwiddie County IDA
           (Chaparral Steel Project)
           Series '98A
           AMT VRDN
    1,300  9/01/28 (b)......................   3.55                    1,300,000
           Hampton Redevelopment HFA
           (Township Apartments Project)
           Series '98 VRDN
    3,300  2/01/28 (b)......................   3.75                    3,300,000
           Hampton Roads Sanitation
           District Virginia
           (Sewer Rev.)
           Series '89
    2,360  7/01/99..........................   3.73                    2,360,000
           Henrico County Health
           Facility Revenue
           (Hermitage)
           Series '98 VRDN
    3,485  8/01/23 (b)......................   3.80                    3,485,000
           Henrico County IDA
           (White Oak Semiconductor-B)
           AMT VRDN
    9,000  10/01/27 (b).....................   3.55                    9,000,000
           Henry County IDA
           (Amfibe, Inc. Project)
           Series '98 AMT VRDN
    1,000  1/01/13 (b)......................   3.90                    1,000,000
           James City IDR
           (Greystone of Virginia, Inc.)
           Series '98 AMT VRDN
    6,500  9/01/08 (b)......................   3.75                    6,500,000
           King George County IDA
           (Birchwood Power Project)
           AMT VRDN
    4,000  4/01/26 (b)......................   3.55                    4,000,000

                                   Alliance Municipal Trust - Virginia Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           King George County IDA
           (Garnet of VA, Inc.)
           Series'96 AMT VRDN
$   2,500  9/01/06 (b)......................   3.90%               $   2,500,000
           King George County IDA
           (Garnet of VA, Inc.)
           Series'96 AMT VRDN
    2,800  9/01/21 (b)......................   3.90                    2,800,000
           Loudoun County IDA
           Residential Care Facility:
           (Falcons Landing Project)
           Series '98 VRDN
    1,500  11/01/28 (b).....................   3.40                    1,500,000
           Loudown County IDA
           (Kinder-Care Learning Centers)
           Series A VRDN
      394  6/01/02 (b)......................   3.65                      394,000
           Louisa County IDA
           Series '95 VRDN
    1,810  1/01/20 (b)......................   3.80                    1,810,000
           Newport News MFHR
           (Jefferson Point Development)
           Series '98 VRDN
    5,200  11/01/11 (b).....................   3.55                    5,200,000
           Norfolk IDA
           (Children Hospital of
           King's Daughter Project)
           Series '98 VRDN
    2,000  9/01/05 (b)......................   3.80                    2,000,000
           Portsmouth IDA
           (Fairwood Homes Project)
           Series A VRDN
    3,000  11/01/27 (b).....................   3.45                    3,000,000
           Richmond GO
           (Equipment Notes)
    1,420  5/15/00..........................   3.30                    1,434,487
           Richmond Redevelopment MFHR
           (Tobacco Row)
           Series '89B-2 AMT VRDN
    1,000  10/01/24 (b).....................   3.75                    1,000,000
           Richmond Redevelopment MFHR
           (Tobacco Row)
           Series '89B-8 AMT VRDN
    3,555  10/01/24 (b).....................   3.75                    3,555,000
           Smythe County IDA
           (Summit Products Project)
           AMT VRDN
      700  3/01/06 (b)......................   3.70                      700,000
           Virginia Beach
           Development Authority
           (Kinder-Care Learning Centers)
           Series D VRDN
      866  10/01/00 (b).....................   3.65                      866,000
           Virginia Beach MFHR
           (Dam Neck Square Apts.)
           Series '97 VRDN
      800  2/01/17 (b)......................   3.60                      800,000
           Virginia College
           BuildingAuthority
           (21st Century College Program)
    1,700  8/01/99..........................   2.90                    1,703,011
           Virginia HDA
           Series G
           Subseries G-1 AMT
    4,700  7/01/99..........................   3.20                    4,700,000
           Virginia Public School
           Authority GO
           (School Equipment Financing)
           Issue IV
    2,500  4/01/00..........................   3.15                    2,519,442
           Virginia Transportation
           Board Revenue
           (Northern VA
           Transportation District)
           Series A
    1,125  5/15/00..........................   3.46                    1,139,818
                                                                   -------------
           Total Municipal Bonds
           (amortized cost $105,250,258)....                         105,250,258
                                                                   -------------

                                   Alliance Municipal Trust - Virginia Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
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           COMMERCIAL PAPER -- 4.2%
           VIRGINIA -- 4.2%
           Commonwealth of Virginia BAN
           Series '97
$   1,800  8/24/99..........................   3.20%               $   1,800,000
           Penninsula Port Authority
           (CSX Transportation, Inc.)
           Series '92
    3,000  9/01/99..........................   3.35                    3,000,000
                                                                   -------------
           Total Commercial Paper
           (amortized cost $4,800,000)......                           4,800,000
                                                                   -------------
           TOTAL INVESTMENTS-96.6%
           (amortized cost $110,050,258)....                       $ 110,050,258
           Other assets less
           liabilities -- 3.4%..............                           3,882,152
                                                                   -------------
           NET ASSETS -- 100%
           (offering and redemption price
           of $1.00 per share; 113,940,435
           shares outstanding)..............                       $ 113,932,410
                                                                   =============

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(a)  All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMT   Alternative Minimum Tax
     BAN   Bond Anticipation Note
     GO    General Obligation
     HDA   Housing Development Authority
     HFA   Housing Finance Agency/Authority
     IDA   Industrial Development Authority
     IDR   Industrial Development Revenue
     MFHR  Multi-Family Housing Revenue
     PCR   Pollution Control Revenue
     SWDR  Solid Waste Disposal Revenue

     See notes to financial statements.


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

STATEMENT OF OPERATIONS
Year Ended June 30, 1999           Alliance Municipal Trust - Virginia Portfolio
================================================================================

INVESTMENT INCOME
  Interest ........................................                 $ 4,273,087
EXPENSES
  Advisory fee (Note B) ...........................  $   640,407
  Distribution assistance and administrative
    service (Note C) ..............................      557,482
  Custodian fees ..................................       67,889
  Transfer agency (Note B) ........................       62,000
  Printing ........................................       14,013
  Audit and legal fees ............................       13,916
  Registration fees ...............................        5,555
  Trustees' fees ..................................        2,192
  Amortization of oganization expense .............        1,701
  Miscellaneous ...................................        8,299
                                                     -----------
  Total expenses ..................................    1,373,454
  Less: expense reimbursement .....................      (92,640)
                                                     -----------
  Net expenses ....................................                   1,280,814
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........                 $ 2,992,273
                                                                    ===========

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See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                      Alliance Municipal Trust - Virginia Portfolio
================================================================================

                                                     Year Ended      Year Ended
                                                   June 30, 1999   June 30, 1998
                                                   -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income .........................  $  2,992,273    $  3,123,359
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income .........................    (2,992,273)     (3,123,359)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E) ..............    (9,889,578)     45,046,894
                                                   ------------    ------------
  Total increase (decrease) .....................    (9,889,578)     45,046,894
NET ASSETS
  Beginning of year .............................   123,821,988      78,775,094
                                                   ------------    ------------
  End of year ...................................  $113,932,410    $123,821,988
                                                   ============    ============

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See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999                      Alliance Municipal Trust - Virginia Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio (the "Portfolio"), Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio are being amortized against income on a straight-line basis through October, 1999.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net in vestment income for the year ended June 30, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

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NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1999, the reimbursement amounted to $92,640.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,000 for the year ended June 30, 1999.

                                   Alliance Municipal Trust - Virginia Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1999, the distribution fee amounted to $320,204. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1999, such payments by the Portfolio amounted to $237,278, of which $92,000 was paid to the Adviser.

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NOTE D: Investment Transactions

At June 30, 1999, the cost of investments for federal in come tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999, the Portfolio had a capital loss carryforward of $8,025, of which $7,897 expires in 2004 and $128 expires in the year 2005.

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NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 1999, capital paid-in aggregated $113,940,435. Transactions, all at $1.00 per share, were as follows:

                                                    Year Ended      Year Ended
                                                      June 30,       June 30,
                                                       1999            1998
                                                   -------------   -------------
Shares sold ....................................    212,940,218     278,295,208
Shares issued on reinvestments of dividends ....      2,992,273       3,123,359
Shares redeemed ................................   (225,822,069)   (236,371,673)
                                                   ------------    ------------
Net increase (decrease) ........................     (9,889,578)     45,046,894
                                                   ============    ============

FINANCIAL HIGHLIGHTS               Alliance Municipal Trust - Virginia Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                                         October 25,
                                                                                                           1994(a)
                                                                       Year Ended June 30,                 through
                                                         --------------------------------------------      June 30,
                                                           1999       1998         1997        1996         1995
                                                         --------   ---------    --------    --------    -----------

Net asset value, beginning of period..................    $ 1.00      $ 1.00      $ 1.00      $ 1.00       $ 1.00
                                                          ------      ------      ------      ------       ------
Income From Investment Operations
Net investment income (b).............................      .023        .029        .028        .029         .023
                                                          ------      ------      ------      ------       ------
Less: Dividends
Dividends from net investment income..................     (.023)      (.029)      (.028)      (.029)       (.023)
                                                          ------      ------      ------      ------       ------
Net asset value, end of period........................    $ 1.00      $ 1.00      $ 1.00       $1.00       $ 1.00
                                                          ======      ======      ======      ======       ======
Total Return
Total investment return based on net asset value (c)..      2.34%       2.90%       2.83%       2.97%        2.37%
Ratios/Supplemental Data
Net assets, end of period (000's omitted).............  $113,932    $123,822     $78,775     $89,557      $66,921
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements........      1.00%        .93%        .80%        .78%         .44%(d)
   Expenses, before waivers and reimbursements........      1.07%       1.03%       1.15%       1.15%        1.30%(d)
   Net investment income (b)..........................      2.34%       2.86%       2.78%       2.91%        3.48%(d)

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(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(d)  Annualized.

INDEPENDENT AUDITOR'S REPORT       Alliance Municipal Trust - Virginia Portfolio
================================================================================

To the Board of Trustees and Shareholders
Alliance Municipal Trust - Virginia Portfolio

We have audited the accompanying statement of net assets of the Virginia Portfolio of Alliance Municipal Trust as of June 30, 1999 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Virginia Portfolio of Alliance Municipal Trust as of June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
July 23, 1999


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Alliance Municipal Trust - Virginia Portfolio                    ---------------
1345 Avenue of the Americas, New York, NY 10105                     BULK RATE
Toll free 1 (800) 221-5672                                        U.S. POSTAGE
                                                                       PAID
Yields. For current recorded yield information on Alliance        New York, NY
Municipal Trust, call on a touch-tone telephone toll-free        Permit No. 7131
(800) 251-0539 and press the following sequence of keys:         ---------------

-  -  -  -  -  -  -
1  #  1  #  2  1  #
-  -  -  -  -  -  -

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTVAAR699